Income Taxes (Details) - Schedule of income tax benefits - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current
Federal
State					34,951	(858)
Sub-total					34,951	(858)
Deferred
Federal					(813,189)	(149,308)
State					(23,314)	6,264
Sub-total					(836,503)	(143,044)
Total income tax	$ 182,857	$ 766,120	$ 22,923	$ 483,620	$ (801,552)	$ (143,902)